SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

In January 2026, the Company issued $230,000 of convertible notes due 2031 to qualified institutional buyers in a private placement transaction pursuant to Rule 144A under the Securities Act. The convertible notes are senior unsecured obligations of the Company and accrue interest at a rate of 3.25% per annum, payable semi - annually in arrears on January 15 and July 15 of each year, beginning on July 15, 2026. The convertible notes will mature on January 15, 2031, unless earlier repurchased, redeemed or converted in accordance with their terms prior to such date. Holders of the convertible notes may convert all or part of their notes at their option at any time prior to the close of business on the third business day immediately preceding the maturity date. Upon conversion, the Company will deliver to such converting holders, a number of common shares equal to the applicable conversion rate as of the relevant conversion date, together with a cash payment in lieu of any fractional share. The initial conversion rate is 36.1916 common shares per $1,000 of principal, which represents an initial conversion price of $27.63 per share. The conversion rate and conversion price for the notes will be subject to adjustments upon the occurrence of certain events. On or after January 22, 2029, the Company may redeem for cash all or part of the notes, at the Company’s option, if the last reported sale price of its common shares has been at least 130% of the conversion price then in effect on each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately prior to the date that the Company provides notice of redemption. In addition, the notes will be redeemable, in whole and not in part, at the Company’s option at any time following the occurrence of certain tax related events. The redemption price in the case of a tax redemption or an optional redemption will be equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the related redemption date.

In April 2026, Cobalt LLC secured $474,256 in project financing for a solar project in California, with Norddeutsche Landesbank as lead arranger. The financing includes a $190,466 construction and term loan, a $204,121 tax equity bridge loan, a $24,587 holdco loan and $55,082 in letter of credit facilities. The facilities are secured by assets and equity interests in the subsidiaries. The financing will mature in June 2047. As of the date of this report, the outstanding balance was $100,122.